MML SERIES INVESTMENT FUND II

Supplement dated June 30, 2008 to the

Prospectus dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for OppenheimerFunds, Inc. found under About the Investment Adviser and Sub-Advisers relating to the MML Small Cap Equity Fund:

Marc R. Reinganum

is a co-portfolio manager of the MML Small Cap Equity Fund. Dr. Reinganum is a Vice President of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University from 1995 to 2002. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and a member of the Board of Trustees Investment Committee.

Mark Zavanelli

is a co-portfolio manager of the MML Small Cap Equity Fund. Mr. Zavanelli, a Chartered Financial Analyst, has been a Vice President of OFI since November 2000. Prior to joining OFI in May 1998, he served as President of Waterside Capital Management, a registered investment adviser, from August 1995 through April 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-08-01

MML SERIES INVESTMENT FUND II

Supplement dated June 30, 2008 to the

Statement of Additional Information dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information for OppenheimerFunds, Inc. beginning on page B-106 in the section titled Appendix C—Additional Portfolio Manager Information:

MML Small Cap Equity Fund

Portfolio Manager	Registered Investment Companies Managed(3)	Total Assets in Registered Investment Companies Managed(1)	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed(2)	Total Assets in Other Accounts Managed(2)
Mark Zavanelli	14	$13,351	None	None	None	None
Marc Reinganum	9	$15,476	None	None	None	None

(1)	In millions
(2)	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI employees, officers and directors.
(3)	None of the accounts have performance-based fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-08-01